SCHEDULE OF BREAKDOWN OF OPERATING EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026		Mar. 31, 2025
OtherIncomeAndExpensesLineItems [Line Items]
Cost of Sales	$ 423,396		$ 320,045
Operating Expenses
General and Administrative Expenses	19,004		17,516
Stock-Based Compensation for Employees	17,001		12,707
Depreciation and Amortization Expense	575		379
Marketing Expenses	21,132		17,697
Research and Development Expenses	5,147		3,932
Acquisition Costs	312
Total Operating Expenses	45,595	[1],[2]	39,145	[3],[4]
Total Cost of Sales and Operating Expenses	468,991		359,190
General and Administrative Expenses [Member]
Operating Expenses
Salaries and Benefits	10,024		9,702
Stock-Based Compensation for Employees	2,720		1,305
Administrative Expenses	737		892
Professional Fees	3,808		4,193
Depreciation and Amortization Expense	575		379
Other	1,140		1,045
Selling and Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	469		390
Stock-Based Compensation for Employees	14		40
Stock-Based Compensation for Agents	4,371		3,115
Revenue Share	15,688		12,504
Other	590		1,648
Research and Development Expenses [Member]
Operating Expenses
Salaries and Benefits	2,927		2,394
Stock-Based Compensation for Employees	293		305
Software, Cloud, & Tools	1,902		1,107
Other	25		126
Acquisition Costs	$ 312

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Acquisition costs.
[2]	Operating expenses includes Revenue share expense of approximately $15,688 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.
[4]	Operating expenses includes Revenue share expense of approximately $12,504 thousand and is recorded in the North American Brokerage segment.